Loans and other financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of loans and other financial assets at amortized cost [Abstract]
Details of loans and other financial assets at amortized cost
(1) Details of loans and other financial assets at amortized cost as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Due from banks	9,863,160	15,914,139
Loans	302,794,182	336,799,510
Other financial assets	7,448,736	9,219,223

Total	320,106,078	361,932,872

Details of due from banks
(2)	Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Due from banks in local currency:
Due from The Bank of Korea (“BOK”)	6,519,226	10,219,055
Due from depository banks	84,195	159,264
Due from non-depository institutions	266	14,146
Due from the Korea Exchange	227	54
Others	172,914	191,501
Allowance for credit losses	(1,576)	(2,452)

Sub-total	6,775,252	10,581,568

Due from banks in foreign currencies:
Due from banks on demand	1,608,126	3,615,983
Due from banks on time	296,489	205,351
Others	1,186,083	1,514,819
Allowance for credit losses	(2,790)	(3,582)

Sub-total	3,087,908	5,332,571

Total	9,863,160	15,914,139

Details of restricted due from banks
(3)	Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	December 31, 2020	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	6,519,226	Reserve deposits under the BOK Act
Due from KSFC	KB Securities Co. Ltd.	227	Futures trading margin
Others	Korea Federation of Savings Banks and others	89,562	Guarantees, mortgage of domestic exchange transactions and others

	Sub-total	6,609,015

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	1,544,492	Reserve deposits under the BOK Act and others
Due from banks on time	National Bank Cambodia	54	Reserve deposits and others
Others	Korea Investment & Securities and others	1,180,570	Overseas futures and options trade deposits and others

	Sub-total	2,725,116

	Total	9,334,131

	Counterparty	December 31, 2021	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	10,219,055	Reserve deposits under the BOK Act
Due from KSFC	KB Securities Co. Ltd.	54	Futures trading margin
Others	Korea Federation of Savings Banks and others	75,897	Guarantees, mortgage of domestic exchange transactions and others

	Sub-total	10,295,006

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	3,549,695	Reserve deposits under the BOK Act and others
Due from banks on time	National Bank Cambodia	237	Reserve deposits and others
Others	Korea Investment & Securities and others	1,509,471	Overseas futures and options trade deposits and others

	Sub-total	5,059,403

	Total	15,354,409

Changes in allowance for credit losses of due from banks
1) Allowance for credit losses

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,387)	—	—	(5,387)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Reversal of allowance for credit losses	544	—	—	544
Others (*)	(17)	—	—	(17)

Ending balance	(4,860)	—	—	(4,860)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,860)	—	—	(4,860)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Reversal of allowance for credit losses	315	—	—	315
Others (*)	179	—	—	179

Ending balance	(4,366)	—	—	(4,366)

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,366)	—	—	(4,366)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Provision of allowance for credit losses	(1,477)	—	—	(1,477)
Others (*)	(191)	—	—	(191)

Ending balance	(6,034)	—	—	(6,034)

(*)	Others consist of foreign currencies translation, etc.

Changes in gross carrying amount of due from banks
2) Gross carrying amount

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	14,156,399	—	—	14,156,399
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	313,991	—	—	313,991
Business combination	35,910	—	—	35,910
Others (*)	(9,217)	—	—	(9,217)

Ending balance	14,497,083	—	—	14,497,083

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	14,497,083	—	—	14,497,083
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net decrease	(4,759,053)	—	—	(4,759,053)
Business combination	129,825	—	—	129,825
Others (*)	(329)	—	—	(329)

Ending balance	9,867,526	—	—	9,867,526

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	9,867,526	—	—	9,867,526
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	5,977,989	—	—	5,977,989
Others (*)	74,658	—	—	74,658

Ending balance	15,920,173	—	—	15,920,173

(*) Others consist of foreign currencies translation, etc.

Details of loans
(5) Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Loans in local currency	249,264,947	273,283,542
Loans in foreign currencies (*)	20,025,092	24,508,250
Domestic banker’s usance	2,240,830	3,403,021
Credit card accounts	8,542,619	9,757,115
Bills bought in foreign currencies	5,763,427	5,310,080
Bills bought in local currency	133,650	265,275
Factoring receivables	38,017	17,406
Advances for customers on guarantees	31,300	26,766
Private placement bonds	353,585	519,150
Securitized loans	2,561,914	2,874,480
Call loans	2,352,034	3,481,219
Bonds purchased under resale agreements	10,145,749	10,332,858
Financial lease receivables	586,216	1,173,751
Installment financial bond	1,925,493	2,882,396
Others	380	159
Loan origination costs and fees	744,109	858,051
Discounted present value	(6,656)	(7,299)
Allowance for credit losses	(1,908,524)	(1,886,710)

Total	302,794,182	336,799,510

(*)	It includes 50,088 million Won in collateral assets related to the sale of bonds under repurchase agreements at the end of the previous year.

Changes in allowance for credit losses of loans
(6) Changes in the allowance for credit losses of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(114,509)	(48,368)	(129,906)	(348,311)	(349,619)	(527,673)
Transfer to 12-month expected credit losses	(14,430)	13,661	769	(58,537)	49,884	8,653
Transfer to lifetime expected credit losses	14,022	(15,332)	1,310	8,215	(20,473)	12,258
Transfer to credit-impaired financial assets	8,603	10,312	(18,915)	3,308	17,852	(21,160)
Net reversal (provision) of allowance for credit losses	21,802	(38,203)	(146,204)	86,565	6,855	(75,392)
Recovery	—	—	(61,914)	—	—	(66,359)
Charge-off	—	—	217,382	—	—	222,537
Disposal	—	—	2,763	—	1	42,095
Interest income from impaired loans	—	—	9,647	—	—	17,887
Business combination	—	—	—	(9)	(2,008)	(3,150)
Others	(636)	(32)	(520)	(15,489)	(210)	259

Ending balance	(85,148)	(77,962)	(125,588)	(324,258)	(297,718)	(390,045)

	For the year ended December 31, 2019
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(64,787)	(78,131)	(116,772)	(527,607)	(476,118)	(774,351)
Transfer to 12-month expected credit losses	(15,712)	15,231	481	(88,679)	78,776	9,903
Transfer to lifetime expected credit losses	6,031	(6,317)	286	28,268	(42,122)	13,854
Transfer to credit-impaired financial assets	98,647	94,116	(192,763)	110,558	122,280	(232,838)
Net reversal (provision) of allowance for credit losses	(98,888)	(96,434)	(40,343)	9,479	(127,782)	(261,939)
Recovery	—	—	(60,365)	—	—	(188,638)
Charge-off	—	—	281,420	—	—	721,339
Disposal	—	—	—	—	1	44,858
Interest income from impaired loans	—	—	—	—	—	27,534
Business combination	—	—	—	(9)	(2,008)	(3,150)
Others	(17)	2	14	(16,142)	(240)	(247)

Ending balance	(74,726)	(71,533)	(128,042)	(484,132)	(447,213)	(643,675)

	For the year ended December 31, 2020
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(85,148)	(77,962)	(125,588)	(324,258)	(297,718)	(390,045)
Transfer to 12-month expected credit losses	(20,839)	20,050	789	(29,117)	25,067	4,050
Transfer to lifetime expected credit losses	9,137	(10,800)	1,663	19,259	(48,184)	28,925
Transfer to credit-impaired financial assets	3,549	4,913	(8,462)	3,607	10,349	(13,956)
Net reversal (provision) of allowance for credit losses	5,142	(10,042)	(125,923)	2,831	(200,024)	(271,265)
Recovery	—	—	(71,277)	—	—	(66,179)
Charge-off	—	—	181,713	—	—	243,634
Disposal	—	—	5,640	—	13	47,106
Interest income from impaired loans	—	—	10,790	—	—	14,945
Business combination	(31,327)	(15,129)	(72,040)	(13,703)	(18,164)	(24,364)
Others	(2,041)	4,507	(2,998)	13,921	6,754	38,405

Ending balance	(121,527)	(84,463)	(205,693)	(327,460)	(521,907)	(388,744)

	For the year ended December 31, 2020
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(74,726)	(71,533)	(128,042)	(484,132)	(447,213)	(643,675)
Transfer to 12-month expected credit losses	(14,978)	14,755	223	(64,934)	59,872	5,062
Transfer to lifetime expected credit losses	9,341	(9,742)	401	37,737	(68,726)	30,989
Transfer to credit-impaired financial assets	627	1,137	(1,764)	7,783	16,399	(24,182)
Net reversal (provision) of allowance for credit losses	17,022	(25,098)	(179,872)	24,995	(235,164)	(577,060)
Recovery	—	—	(66,026)	—	—	(203,482)
Charge-off	—	—	245,890	—	—	671,237
Disposal	—	—	23,653	—	13	76,399
Interest income from impaired loans	—	—	—	—	—	25,735
Business combination	—	—	—	(45,030)	(33,293)	(96,404)
Others	2	—	—	11,882	11,261	35,407

Ending balance	(62,712)	(90,481)	(105,537)	(511,699)	(696,851)	(699,974)

	For the year ended December 31, 2021
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(121,527)	(84,463)	(205,693)	(327,460)	(521,907)	(388,744)
Transfer to 12-month expected credit losses	(23,328)	19,736	3,592	(80,803)	49,902	30,901
Transfer to lifetime expected credit losses	9,201	(11,466)	2,265	14,106	(35,706)	21,600
Transfer to credit-impaired financial assets	2,752	9,918	(12,670)	1,562	18,741	(20,303)
Net reversal (provision) of allowance for credit losses	(4,456)	(32,764)	(130,424)	49,562	(91,981)	(168,323)
Recovery	—	—	(75,058)	—	—	(55,108)
Charge-off	—	—	174,012	—	—	233,507
Disposal	—	—	14,890	—	—	64,078
Interest income from impaired loans	—	—	13,743	—	—	12,672
Others	838	1,435	8,726	(19,733)	4,211	18,487

Ending balance	(136,520)	(97,604)	(206,617)	(362,766)	(576,740)	(251,233)

	For the year ended December 31, 2021
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(62,712)	(90,481)	(105,537)	(511,699)	(696,851)	(699,974)
Transfer to 12-month expected credit losses	(26,846)	26,581	265	(130,977)	96,219	34,758
Transfer to lifetime expected credit losses	7,497	(8,151)	654	30,804	(55,323)	24,519
Transfer to credit-impaired financial assets	356	925	(1,281)	4,670	29,584	(34,254)
Net reversal (provision) of allowance for credit losses	12,894	(44,363)	(145,336)	58,000	(169,108)	(444,083)
Recovery	—	—	(65,620)	—	—	(195,786)
Charge-off	—	—	220,352	—	—	627,871
Disposal	—	—	25,576	—	—	104,544
Interest income from impaired loans	—	—	—	—	—	26,415
Others	(3)	—	—	(18,898)	5,646	27,213

Ending balance	(68,814)	(115,489)	(70,927)	(568,100)	(789,833)	(528,777)

Changes in gross carrying amount of loans
(7) Changes in the gross carrying amount of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	110,619,242	6,028,009	391,494	131,453,727	5,031,258	1,020,658
Transfer to 12-month expected credit losses	2,626,998	(2,614,767)	(12,231)	1,560,734	(1,550,164)	(10,570)
Transfer to lifetime expected credit losses	(8,238,499)	8,256,600	(18,101)	(2,306,186)	2,341,881	(35,695)
Transfer to credit-impaired financial assets	(152,128)	(104,129)	256,257	(252,249)	(142,902)	395,151
Charge-off	—	—	(217,382)	—	—	(222,537)
Disposal	—	(55)	(67,924)	—	(70)	(161,318)
Net increase (decrease)	6,397,570	883,149	85,561	3,985,392	(809,566)	(266,432)
Business combination	100	—	—	2,561	40,161	21,000

Ending balance	111,253,283	12,448,807	417,674	134,443,979	4,910,598	740,257

	For the year ended December 31, 2019
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	6,861,844	982,772	208,989	248,934,813	12,042,039	1,621,141
Transfer to 12-month expected credit losses	258,674	(258,166)	(508)	4,446,406	(4,423,097)	(23,309)
Transfer to lifetime expected credit losses	(307,100)	307,450	(350)	(10,851,785)	10,905,931	(54,146)
Transfer to credit-impaired financial assets	(124,675)	(104,712)	229,387	(529,052)	(351,743)	880,795
Charge-off	—	—	(281,420)	—	—	(721,339)
Disposal	—	—	—	—	(125)	(229,242)
Net increase (decrease)	589,724	(41,512)	72,269	10,972,686	32,071	(108,602)
Business combination	—	—	—	2,661	40,161	21,000

Ending balance	7,278,467	885,832	228,367	252,975,729	18,245,237	1,386,298

	For the year ended December 31, 2020
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	111,253,283	12,448,807	417,674	134,443,979	4,910,598	740,257
Transfer to 12-month expected credit losses	4,564,471	(4,552,400)	(12,071)	1,160,399	(1,146,756)	(13,643)
Transfer to lifetime expected credit losses	(5,365,577)	5,388,064	(22,487)	(3,983,614)	4,023,106	(39,492)
Transfer to credit-impaired financial assets	(96,197)	(103,016)	199,213	(357,386)	(120,491)	477,877
Charge-off	—	—	(181,713)	—	—	(243,634)
Disposal	—	—	(55,349)	—	(398)	(163,644)
Net increase (decrease)	13,326,560	(1,289,910)	54,503	14,804,391	(696,164)	(64,490)
Business combination	2,307,498	125,166	137,336	3,507,163	358,846	24,678

Ending balance	125,990,038	12,016,711	537,106	149,574,932	7,328,741	717,909

	For the year ended December 31, 2020
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	7,278,467	885,832	228,367	252,975,729	18,245,237	1,386,298
Transfer to 12-month expected credit losses	257,399	(257,144)	(255)	5,982,269	(5,956,300)	(25,969)
Transfer to lifetime expected credit losses	(454,230)	454,709	(479)	(9,803,421)	9,865,879	(62,458)
Transfer to credit-impaired financial assets	(26,947)	(10,796)	37,743	(480,530)	(234,303)	714,833
Charge-off	—	—	(245,890)	—	—	(671,237)
Disposal	—	—	(43,781)	—	(398)	(262,774)
Net increase (decrease)	224,286	5,619	204,369	28,355,237	(1,980,455)	194,382
Business combination	—	—	—	5,814,661	484,012	162,014

Ending balance	7,278,975	1,078,220	180,074	282,843,945	20,423,672	1,435,089

	For the year ended December 31, 2021
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	125,990,038	12,016,711	537,106	149,574,932	7,328,741	717,909
Transfer to 12-month expected credit losses	4,377,247	(4,357,347)	(19,900)	1,610,541	(1,575,157)	(35,384)
Transfer to lifetime expected credit losses	(6,104,417)	6,127,477	(23,060)	(3,627,800)	3,670,808	(43,008)
Transfer to credit-impaired financial assets	(108,717)	(79,746)	188,463	(244,236)	(132,986)	377,222
Charge-off	—	—	(174,012)	—	—	(233,507)
Disposal	—	—	(48,795)	—	—	(187,571)
Net increase (decrease)	10,985,534	(206,312)	40,167	23,481,818	(833,127)	(53,929)

Ending balance	135,139,685	13,500,783	499,969	170,795,255	8,458,279	541,732

	For the year ended December 31, 2021
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	7,278,975	1,078,220	180,074	282,843,945	20,423,672	1,435,089
Transfer to 12-month expected credit losses	359,101	(358,776)	(325)	6,346,889	(6,291,280)	(55,609)
Transfer to lifetime expected credit losses	(513,635)	514,369	(734)	(10,245,852)	10,312,654	(66,802)
Transfer to credit-impaired financial assets	(17,416)	(9,253)	26,669	(370,369)	(221,985)	592,354
Charge-off	—	—	(220,352)	—	—	(627,871)
Disposal	—	—	(56,520)	—	—	(292,886)
Net increase (decrease)	1,132,278	170,579	187,263	35,599,630	(868,860)	173,501

Ending balance	8,239,303	1,395,139	116,075	314,174,243	23,354,201	1,157,776

Details of other financial assets
(8) Details of other financial assets are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Cash Management Account asset (CMA asset)	210,000	140,000
Receivables	3,809,929	6,852,139
Accrued income	864,107	1,049,857
Telex and telephone subscription rights and refundable deposits	936,878	870,707
Domestic exchange settlement debit	1,518,775	82,555
Other assets	192,342	290,746
Allowance for credit losses	(83,295)	(66,781)

Total	7,448,736	9,219,223

Changes in allowance for credit losses on other financial assets
(9) Changes in the allowances for credit losses on other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,469)	(1,971)	(62,501)	(67,941)
Transfer to 12-month expected credit losses	(207)	198	9	—
Transfer to lifetime expected credit losses	116	(43)	(73)	—
Transfer to credit-impaired financial assets	19	159	(178)	—
Reversal (provision) of allowance for credit losses	802	(9)	(6,854)	(6,061)
Charge-off	—	—	2,506	2,506
Disposal	—	—	1,685	1,685
Business combination	(401)	—	(7,268)	(7,669)
Others	(56)	—	397	341

Ending balance	(3,196)	(1,666)	(72,277)	(77,139)

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,196)	(1,666)	(72,277)	(77,139)
Transfer to 12-month expected credit losses	(142)	129	13	—
Transfer to lifetime expected credit losses	125	(155)	30	—
Transfer to credit-impaired financial assets	23	64	(87)	—
Provision of allowance for credit losses	(667)	(1,589)	(3,080)	(5,336)
Charge-off	—	—	2,151	2,151
Disposal	—	—	1,557	1,557
Business combination	(624)	(2,235)	(1,968)	(4,827)
Others	815	2	(518)	299

Ending balance	(3,666)	(5,450)	(74,179)	(83,295)

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,666)	(5,450)	(74,179)	(83,295)
Transfer to 12-month expected credit losses	(228)	217	11	—
Transfer to lifetime expected credit losses	147	(174)	27	—
Transfer to credit-impaired financial assets	167	288	(455)	—
Reversal (provision) of allowance for credit losses	511	(464)	4,664	4,711
Charge-off	—	—	9,965	9,965
Disposal	—	—	1,400	1,400
Others	(606)	3	1,041	438

Ending balance	(3,675)	(5,580)	(57,526)	(66,781)

Changes in gross carrying amount of other financial assets
(10) Changes in the gross carrying amount of other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	7,454,390	28,193	72,007	7,554,590
Transfer to 12-month expected credit losses	8,036	(8,019)	(17)	—
Transfer to lifetime expected credit losses	(17,678)	17,740	(62)	—
Transfer to credit-impaired financial assets	(952)	(918)	1,870	—
Charge-off	—	—	(2,506)	(2,506)
Disposal	—	—	(2,212)	(2,212)
Net increase	606,457	55,651	41,138	703,246
Business combination	9,591	—	7,656	17,247

Ending balance	8,059,844	92,647	117,874	8,270,365

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,059,844	92,647	117,874	8,270,365
Transfer to 12-month expected credit losses	8,760	(8,737)	(23)	—
Transfer to lifetime expected credit losses	(15,305)	15,334	(29)	—
Transfer to credit-impaired financial assets	(1,900)	(701)	2,601	—
Charge-off	—	—	(2,151)	(2,151)
Disposal	—	—	(1,847)	(1,847)
Net increase (decrease)	(856,008)	(26,539)	69,500	(813,047)
Business combination	72,035	4,414	2,262	78,711

Ending balance	7,267,426	76,418	188,187	7,532,031

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	7,267,426	76,418	188,187	7,532,031
Transfer to 12-month expected credit losses	8,909	(8,894)	(15)	—
Transfer to lifetime expected credit losses	(27,369)	27,399	(30)	—
Transfer to credit-impaired financial assets	(1,877)	(1,638)	3,515	—
Charge-off	—	—	(9,965)	(9,965)
Disposal	—	—	(1,716)	(1,716)
Net increase (decrease)	1,757,450	13,312	(5,108)	1,765,654

Ending balance	9,004,539	106,597	174,868	9,286,004